LEASE LIABILITIES - Additional Information (Details) $ in Millions		12 Months Ended
	Nov. 20, 2020	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Interest rate per annum		5.50%	5.50%
Amount incurred to maintain buildings upkeep | $		$ 1.5
Amount of interest paid on assumed mortgages			£ 114,000
Amount of interest paid on land lease liability			£ 8,000
Celsius Network
Disclosure of quantitative information about right-of-use assets [line items]
Interest rate per annum	12.00%